Sarah T. Swain +1.202.373.6057 Sarah.swain@morganlewis.com

VIA EDGAR

October 20, 2016

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	City National Rochdale Funds (File No. 333-16093)
Filing Pursuant to Rule 497 Under the Securities Act of 1933
Ladies and Gentlemen:
On behalf of our client, City National Rochdale Funds (the “Trust”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, revised risk/return summary information, in interactive data format, for Class N, Class S, Institutional Class and Servicing Class shares of each series of the Trust, as applicable.

Please contact me at (202) 373-6057 with your questions or comments.

Sincerely,

Sarah T. Swain
Sarah T. Swain

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001